Marketable debt securities (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Bonds issued	R$ 14,508,127	R$ 12,952,066	R$ 9,399,276
Bonds 01 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2018
Maturity	2025
[custom:InterestRatePYBonds]	4.4%
Bonds issued		306,253	4,213,777
Bonds 02 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2019
Maturity	2027
[custom:InterestRatePYBonds]	Until 6.4% + CDI
Bonds issued	R$ 32,204	1,189,699	1,279,506
Bonds 03 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2020
Maturity	2027
[custom:InterestRatePYBonds]	Until 6.4% + CDI
Bonds issued	R$ 90,069	3,363,551	R$ 3,905,993
Bonds 04 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2021
Maturity	2031
[custom:InterestRatePYBonds]	Until 9% + CDI
Bonds issued	R$ 6,306,335	R$ 8,092,563
Bonds 05 [Member]
IfrsStatementLineItems [Line Items]
Issuance	2022
Maturity	2035
[custom:InterestRatePYBonds]	Until 9% + CDI
Bonds issued	R$ 8,079,519